UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CSat Investment Advisory, L.P.
Address: 625 Avis Drive
         Ann Arbor, Michigan  48108

13F File Number:  028-13818

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Cattier
Title:     Manager of the General Partner
Phone:     734.623.1320

Signature, Place, and Date of Signing:

 /s/ John Cattier     Ann Arbor, Michigan/USA     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $164,881 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106     9786    45805 SH       SOLE                    45805
APPLE INC                      COM              037833100    20297    50286 SH       SOLE                    50286
ATMOS ENERGY CORP              COM              049560105     1625    47468 SH       SOLE                    47468
CENTERPOINT ENERGY INC         COM              15189T107     1356    65218 SH       SOLE                    65218
COCA COLA CO                   COM              191216100     6728    98483 SH       SOLE                    98483
COSTCO WHSL CORP NEW           COM              22160K105     8597   103333 SH       SOLE                   103333
DOLLAR GEN CORP NEW            COM              256677105     9382   237110 SH       SOLE                   237110
EXPEDIA INC DEL                COM              30212P105     3334   127063 SH       SOLE                   127063
GOOGLE INC                     CL A             38259P508     7135    12116 SH       SOLE                    12116
HEINZ H J CO                   COM              423074103     6916   129419 SH       SOLE                   129419
IAC INTERACTIVECORP            COM PAR $.001    44919P508     6777   166214 SH       SOLE                   166214
KOHLS CORP                     COM              500255104     7358   139297 SH       SOLE                   139297
KRAFT FOODS INC                CL A             50075N104     6719   190977 SH       SOLE                   190977
NIKE INC                       CL B             654106103     6120    63844 SH       SOLE                    63844
NORDSTROM INC                  COM              655664100     8457   167646 SH       SOLE                   167646
SEMPRA ENERGY                  COM              816851109     1610    30030 SH       SOLE                    30030
STARBUCKS CORP                 COM              855244109     6631   157411 SH       SOLE                   157411
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     5650   113974 SH       SOLE                   113974
TD AMERITRADE HLDG CORP        COM              87236Y108     3823   229077 SH       SOLE                   229077
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307     5092    76250 SH       SOLE                    76250
UNITED PARCEL SERVICE INC      CL B             911312106     5941    84980 SH       SOLE                    84980
UNITEDHEALTH GROUP INC         COM              91324P102     6897   143709 SH       SOLE                   143709
V F CORP                       COM              918204108      483     3974 SH       SOLE                     3974
WHOLE FOODS MKT INC            COM              966837106    10442   145459 SH       SOLE                   145459
YUM BRANDS INC                 COM              988498101     7725   144715 SH       SOLE                   144715